Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Loss before tax for the year	$ (35,401)	$ (20,914)	$ (6,184)
Share based compensation	3,657	3,269	306
Depreciation and amortization	2,273	225	290
Decrease (increase) in other current receivables	140	2,938	(2,936)
Impairment of intangible assets	2,197
Impairment of goodwill	6,813
Increase (decrease) in trade payables	(2,780)	2,074	2,217
Increase (decrease) in other payables	1,761	(235)	114
Increase in other liabilities		19	17
Revaluation of financial liabilities at fair value	1,890	1,496	387
Interest expenses and revaluation of convertible notes	6,818	3,899	51
Financial expenses due to bridge loans principal amounts	435
Remeasurement of investment in associated company		(22,164)
Provision of borrowing to related parties			621
Share in (earnings) losses of associated companies, net		101	(106)
Issuance of ordinary shares due to underwriter fees	238	11
Issuance cost due to inducement Alpha warrant B’s exercise price	184
Issuance of ordinary shares due to commitment fee	460
SPAC transaction - listing costs		16,802
Net cash flow used in operating activities	(11,314)	(12,479)	(5,223)
Cash flows from investing activities:
Purchase of property, plant and equipment	(21)	(60)	(152)
Capitalized development cost	(169)	(976)	(975)
Net cash flow used in investing activities	(190)	(1,036)	(1,127)
Cash flows from financing activities:
Payments of borrowings to related parties			(172)
Payment of lease liabilities	(80)	(42)	(55)
Repayment of bridge loans	(34)	(30)
Repayment of pre-paid advances/Advance payment for equity, net	(423)	2,679
Proceeds from issuance of ordinary shares and pre-funded warrants	6,945	2,630	182
Exercise of warrants and pre-funded warrants into ordinary shares	2,399	642
Proceeds from issuance of convertible notes and warrants	3,303	2,606	581
Proceeds from short term loan	1,000
Proceeds from issuance of bridge loans and warrants		550	3,310
Issuance of shares in the SPAC transaction, net		2,919
Net cash flow provided by financing activities	13,110	11,954	3,846
Increase (decrease) in cash and cash equivalents	1,606	(1,561)	(2,504)
Cash and cash equivalents at beginning of year	168	1,398	4,171
Exchange rate differences on cash and cash equivalent	569	331	(269)
Cash and cash equivalents at end of year	2,343	168	1,398
Appendix A – Non-cash transactions during the year:
Conversion of financial liability into ordinary shares	645	5,330
Conversion of bridge loans into ordinary shares and warrants	128	5,192
Conversion of convertible notes and warrants into ordinary shares	8,530	175
Exercise of cashless options into ordinary shares	314	2,925
Exercise of warrants and pre-funded warrants into ordinary shares	4,824	1,008
Issuance cost	152
Other current receivable in connection to exercise of Series A Common Warrant	1,510
Remeasurement of investment in associated company		$ (22,164)